UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Asset Management Income Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2011 to June 30, 2011

Item 1. Reports to Stockholders.

Credit Suisse Asset Management
Income Fund, Inc.
Eleven Madison Avenue
New York, NY 10010

Directors

Enrique R. Arzac

Chairman of the Board

Terry Fires Bovarnick

James Cattano

Lawrence J. Fox

Steven Rappaport

Officers

John Popp

Chief Executive Officer and President

Thomas J. Flannery

Chief Investment Officer

Emidio Morizio

Chief Compliance Officer

Roger Machlis

Chief Legal Officer

Michael A. Pignataro

Chief Financial Officer

Karen Regan

Senior Vice President and Secretary

Cecilia Chau

Treasurer

Investment Adviser

Credit Suisse Asset Management, LLC
Eleven Madison Avenue
New York, NY 10010

Administrator and Custodian

State Street Bank and Trust Co.
One Lincoln Street
Boston, MA 02111

Shareholder Servicing Agent

Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

Legal Counsel

Willkie Farr & Gallagher LLP
787 7th Avenue
New York, NY 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

Credit Suisse Asset Management
Income Fund, Inc.

SEMIANNUAL REPORT
June 30, 2011
(unaudited)

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser's Report

June 30, 2011 (unaudited)

  July 21, 2011

Dear Shareholder:

Performance Summary

01/01/11 – 6/30/11

Fund & Benchmark	Performance
Total Return (based on NAV)[1]	5.87%
Total Return (based on market value)[1]	12.07%
BofA Merrill Lynch US High Yield Master II Constrained Index[2]	4.93%

Market Review: A weak end to a positive period

The six-month period ended June 30, 2011, was a positive one for the high yield bond market, with the BofA Merrill Lynch US High Yield Master II Constrained Index (the "Index"), the Fund's benchmark, returning 4.93%. Although the Index had positive returns for the first five months of the year, it ended the period weaker as markets were tempered by lower expectations for U.S. economic growth and Eurozone debt concerns. High yield spreads tightened 4 basis points versus the Treasury market to end the period at 557 basis points, while high yield bond yields ended at 7.34%.

From a quality point-of-view, CC-rated and CCC-rated securities outperformed the Index, returning 6.92% and 5.40%, respectively. Additionally, although B-rated securities rose 4.61%, they underperformed the Index overall. For the period, the insurance, software/services and electric-generation sectors led the Index, while, the printing & publishing, forestry/paper, and specialty retail sectors lagged.

Defaults remained low with 10 companies defaulting in the first six months of 2011 compared to 22 companies during the same period in 2010. At 0.81%, the par-weighted high yield bond default rate, as defined by JPMorgan, ended the period well below its 25-year average of 4.27%. Additionally, the percentage of "distressed" securities, defined as those trading at spreads of more than 1,000 basis points over Treasuries, dropped from 9.1% in December to 7.1% in June. The ratio continues to remain far below its long-term average level of 15%.

High-yield mutual funds saw volatile fund flows during the period. Although $4.7 billion flowed in year to date, $6.1 billion flowed out of the asset class in June according to Lipper FMI.

High yield new issuance remained robust through May 2011, with a record $52.6 billion issued in that month alone. However, new issuance subsided somewhat in June amid market volatility. Although $19.9 billion in new bonds were issued — a healthy amount by historical standards — it was the lightest volume since July 2010. According to JPMorgan, new issuance for high yield has totaled $182 billion year-to-date. The focus of issue activity remains on debt refinancings, which have been the dominant use of proceeds since 2009.

Strategic Review and Outlook: Cautiously looking forward

For the semiannual period ended June 30, 2011, the Fund outperformed its benchmark on both a market price and NAV basis. Superior security selection in the gaming, forestry/paper, packaging and media-broadcast sectors contributed positively to returns. On the other hand, security selection in building & construction and REITs sectors detracted from returns.

New issuance in the high yield markets remains at record levels, enabling us to look for opportunities in bonds that are priced at more attractive yields. Portfolio exposures remain defensive, with overweights to B-rated bonds with the best risk-return profiles and underweights to the most aggressive CC-rated components of the Index. We are focused on securities with less interest rate sensitivity and are maintaining the Fund's exposure to shorter duration bonds. From a sector perspective, we have positive views on the energy, technology, cable and broadcast sectors. We continue to remain cautious with respect to consumer-driven industries where asset quality is low.

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser's Report (continued)

June 30, 2011 (unaudited)

Record new issuance in debt markets has continued to make capital available to a broad selection of companies of non-investment grade issuers to refinance and extend debt maturities. The improved liquidity, combined with a stabilizing fundamental backdrop, has significantly decreased expectations for upcoming defaults. In addition, bond recovery rates, the price at which a defaulted security is trading one month post default, have risen back to historical averages. Although fundamentals have improved for individual companies, inconsistent U.S. economic trends combined with Eurozone concerns, Middle East geopolitical turmoil, and the potential Federal Reserve actions to address inflation are keeping us cautious with regard to the high yield asset class in the near future.

Thomas J. Flannery Chief Investment Officer*	John Popp Chief Executive Officer and President**

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of June 30, 2011; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

  *  Thomas J. Flannery, Managing Director, is the Head of the Credit Suisse US High Yield Management Team. Mr. Flannery joined Credit Suisse Asset Management, LLC in June 2010. He is a portfolio manager for the Performing Credit Strategies Group ("PCS") within the Asset Management business of Credit Suisse Group AG with responsibility for originating and analyzing investment opportunities. Mr. Flannery is also a member of the PCS Investment Committee and is currently a high yield bond portfolio manager and trader for PCS. Mr. Flannery joined Credit Suisse Group AG in 2000 from First Dominion Capital, LLC where he was an Associate. Mr. Flannery began his career with Houlihan Lokey Howard & Zukin, Inc. Mr. Flannery holds a B.S. in Finance from Georgetown University.

  **  John G. Popp is a Managing Director of Credit Suisse and Group Head and Chief Investment Officer of the Credit Investments Group ("CIG"), with primary responsibility for making investment decisions and monitoring processes for CIG's global investment strategies. Mr. Popp is a Member of the Board of Directors of Credit Suisse Asset Management Securities, Inc. and serves on the Operating Committee of Credit Suisse Asset Management, LLC. Mr. Popp also serves as the Chief Executive Officer of the Credit Suisse Funds, as well as serving as Chief Executive Officer and President for the Credit Suisse Asset Management Income Fund, Inc. and the Credit Suisse High Yield Bond Fund. Previous to Credit Suisse, Mr. Popp was a Founding Partner and Head of Asset Management for First Dominion Capital, LLC. From 1992 through 1997, Mr. Popp was a Managing Director of Indosuez Capital and also served as President of Indosuez Capital Asset Advisors, Inc., and President of 1211 Investors, Inc. In 1989, Mr. Popp joined the Corporate Finance Department of Kidder Peabody & Co., Inc. as Senior Vice President, previously serving as Vice President in the Mergers and Acquisitions department of Drexel Burnham Lambert. Mr. Popp is a member of the Brookings Institute's Foreign Policy Leadership Committee and a member of the Juilliard School Council. Mr. Popp graduated with a Bachelor of Arts degree from Pomona College and an M.B.A. from the Wharton Graduate Division of the University of Pennsylvania.

1  Assuming reinvestment of dividends of $0.13 per share.

2  The BofA Merrill Lynch US High Yield Master II Constrained Index is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer's allocation is limited to 2% of the index. Investors cannot invest directly in an index.

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser's Report (continued)

June 30, 2011 (unaudited)

Credit Quality Breakdown*

(% of total investments as of 06/30/11)

S&P Ratings
BBB	0.3%
BB	23.7
B	54.2
CCC	8.9
CC	0.2
C	0.2
D	1.3
NR	10.5
Subtotal	99.3
Equities and Other	0.7
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Average Annual Returns

June 30, 2011 (unaudited)

	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	17.00%	12.35%	8.99%	7.41%
Market Value	20.88%	17.58%	10.58%	7.08%

Credit Suisse may waive fees and/or reimburse expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change and may be discontinued at any time. Returns represent past performance. Total investment return at net asset value is based on changes in the net asset value of fund shares and assumes reinvestment of dividends and distributions, if any. Total investment return at market value is based on changes in the market price at which the fund's shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the fund's dividend reinvestment program. Because the fund's shares trade in the stock market based on investor demand, the fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on share price and NAV. Past performance is no guarantee of future results. The current performance of the fund may be lower or higher than the figures shown. The fund's yield, return and market price and NAV will fluctuate. Performance information current to the most recent month-end is available by calling 1-800-293-1232.

The annualized gross and net expense ratios are 0.73%.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

June 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (89.5%)
Aerospace & Defense (0.5%)
$1,000	Ducommun, Inc., Rule 144A, Senior Notes (Callable 07/15/15@ 104.88) ‡	(B-, B3)	07/15/18	9.750	$1,032,500
Auto Parts & Equipment (3.8%)
300	American Axle & Manufacturing Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/14@ $104.63) ‡§	(BB, Ba1)	01/15/17	9.250	328,500
500	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12@ $103.94) §	(B, B2)	03/01/17	7.875	502,500
800	American Tire Distributors, Inc., Global Senior Secured Notes (Callable 06/01/13@ $107.31)	(CCC+, B2)	06/01/17	9.750	864,000
675	ArvinMeritor, Inc., Company Guaranteed Notes (Callable 03/15/14@ $105.31)	(CCC+, B3)	03/15/18	10.625	761,063
1,350	Mark IV USA SCA, Rule 144A, Senior Secured Notes (Callable 12/15/13@ $106.66) ‡	(BB-, Ba3)	12/15/17	8.875	2,084,520
1,075	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/11@ $101.67)	(CCC, Caa1)	08/15/14	10.000	1,099,187
1,000	Stoneridge, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/14@ $104.75) ‡	(BB-, B3)	10/15/17	9.500	1,110,000
400	UCI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15@ 104.31)	(CCC+, B3)	02/15/19	8.625	414,000
					7,163,770
Banks (0.2%)
350	PFG Finance Corp., Rule 144A, Senior Notes (Callable 02/15/15@ $105.06) ‡	(B, B2)	02/15/19	10.125	357,000
Beverages (0.7%)
1,250	Beverages & More, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/12@ $104.81) ‡	(B-, Caa1)	10/01/14	9.625	1,331,250
Building & Construction (0.9%)
468	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14@ $105.50) +‡	(NR, NR)	06/30/15	0.000	285,480
775	Euramax International, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/13@ $107.13) ‡	(B-, Caa1)	04/01/16	9.500	755,625
500	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes §	(CC, Caa2)	01/15/16	6.250	307,500
350	William Lyon Homes, Inc., Global Company Guaranteed Notes	(C, Caa3)	12/15/12	7.625	182,000
250	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 02/15/12@ $100.00)	(C, Caa3)	02/15/14	7.500	130,000
					1,660,605
Building Materials (2.0%)
750	Associated Materials LLC, Rule 144A, Senior Secured Notes (Callable 11/01/13@ $106.84) ‡§	(B, B3)	11/01/17	9.125	750,000
1,000	Headwaters, Inc., Global Secured Notes (Callable 04/01/15@ 103.81) §	(B+, B2)	04/01/19	7.625	915,000
1,905	International Wire Group, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/12@ $104.88) ‡	(B, B3)	04/15/15	9.750	2,019,300
					3,684,300
Chemicals (4.4%)
570	OXEA Finance & Cy SCA, Rule 144A, Senior Secured Notes (Callable 07/15/13@ $107.13) ‡	(B+, B2)	07/15/17	9.500	597,787
475	Ferro Corp., Senior Unsecured Notes (Callable 08/15/14@ $103.94)	(B+, B2)	08/15/18	7.875	495,188
400	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/13@ $104.50) ‡	(B, B1)	05/15/15	9.000	422,000
1,300	Ineos Group Holdings PLC, Rule 144A, Company Guaranteed Notes (Callable 02/15/12@ $102.83) ‡§	(CCC, Caa2)	02/15/16	8.500	1,290,250
241	Lyondell Chemical Co., Rule 144A, Senior Secured Notes (Callable 05/01/13@ $106.00) ‡	(BB+, Ba1)	11/01/17	8.000	268,715
437	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/15/11@ $106.25)	(CCC, B2)	06/15/14	12.500	477,423
200	Nexeo Solutions Finance Corp., Rule 144A, Senior Subordinated Notes (Callable 03/01/14@ $104.19) ‡	(B-, B3)	03/01/18	8.375	203,500
1,125	Omnova Solutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/14@ $103.94) ‡	(B-, B2)	11/01/18	7.875	1,087,031
1,050	Polymer Group, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/15@ $103.88) ‡	(B, B1)	02/01/19	7.750	1,057,875
750	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/11@ $102.25) ‡	(CCC+, Caa2)	08/15/14	9.000	676,875
750	Styrolution GmbH, Rule 144A, Senior Secured Notes (Callable 05/15/13@ 105.72) ‡	(NR, B2)	05/15/16	7.625	1,071,076
600	TPC Group LLC, Rule 144A, Senior Secured Notes (Callable 10/01/13@ $106.19) ‡	(B+, B1)	10/01/17	8.250	624,000
					8,271,720
Computer Hardware (0.9%)
1,730	Spansion LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/13@ $103.94) ‡	(BB-, B3)	11/15/17	7.875	1,773,250
Consumer Products (1.5%)
1,100	NBTY, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/14@ $104.50) ‡	(B, B3)	10/01/18	9.000	1,166,000
500	Prestige Brands, Inc., Global Company Guaranteed Notes (Callable 04/01/14@ $104.13)	(B, B3)	04/01/18	8.250	526,250
225	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/14@ $104.13) ‡	(B, B3)	04/01/18	8.250	236,812

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Consumer Products
$850	Spectrum Brands Holdings, Inc., Rule 144A, Secured Notes (Callable 06/15/14@ $104.75) ‡	(B, B1)	06/15/18	9.500	$935,000
					2,864,062
Consumer/Commercial/Lease Financing (1.7%)
24	AWAS Aviation Capital, Ltd., Rule 144A, Senior Secured Notes (Callable 10/18/13@ $103.50) ‡	(BBB-, Ba2)	10/15/16	7.000	24,544
537	CIT Group, Inc., Rule 144A, Secured Notes (Callable 01/01/12@ 100.00) ‡	(NR, B2)	05/04/15	7.000	539,014
353	CIT Group, Inc., Rule 144A, Secured Notes (Callable 01/01/12@ 100.00) ‡	(NR, B2)	05/02/16	7.000	352,559
495	CIT Group, Inc., Rule 144A, Secured Notes (Callable 01/01/12@ 100.00) ‡	(NR, B2)	05/02/17	7.000	495,000
0	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12@ $100.00)	(B+, B2)	05/01/15	7.000	387
1	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12@ $100.00)	(B+, B2)	05/01/16	7.000	975
1	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12@ $100.00)	(B+, B2)	05/01/17	7.000	566
500	International Lease Finance Corp., Global Senior Unsecured Notes	(BBB-, B1)	03/15/17	8.750	548,125
1,075	PFG Finance Corp., Rule 144A, Senior Secured Notes (Callable 04/15/14@ $105.13) ‡	(BB, Ba3)	04/15/17	10.250	1,182,500
					3,143,670
Department Stores (0.3%)
500	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/11@ $103.46) §	(B-, Caa1)	10/15/15	10.375	527,500
Diversified Capital Goods (2.4%)
250	Belden, Inc., Global Company Guaranteed Notes (Callable 03/15/12@ $103.50)	(B+, Ba2)	03/15/17	7.000	257,500
575	Belden, Inc., Global Notes (Callable 06/15/14@ $104.63)	(B+, Ba2)	06/15/19	9.250	642,563
625	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 02/15/14@ $104.50)	(B, B3)	02/15/18	9.000	656,250
1,000	FCC Holdings, Inc., Rule 144A, Notes (Callable 12/15/12@ $106.00) ‡	(B-, B3)	12/15/15	12.000	1,010,000
700	Leucadia National Corp., Global Senior Unsecured Notes (Callable 03/15/12@ $103.56)	(BB+, B1)	03/15/17	7.125	729,750
625	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15@ $104.38)	(B+, B1)	09/01/20	8.750	679,687
550	Trimas Corp., Global Senior Secured Notes (Callable 12/15/13@ $104.88)	(B-, B2)	12/15/17	9.750	605,000
					4,580,750
Electric - Generation (4.0%)
800	Calpine Corp., Rule 144A, Senior Secured Notes (Callable 07/31/15@ $103.94) ‡	(B+, B1)	07/31/20	7.875	840,000
1,075	Edison Mission Energy, Global Senior Unsecured Notes	(B-, Caa1)	05/15/17	7.000	876,125
800	Edison Mission Energy, Global Senior Unsecured Notes	(B-, Caa1)	05/15/19	7.200	640,000
1,200	Mirant Americas Generation LLC, Senior Unsecured Notes	(BB-, B3)	10/01/21	8.500	1,236,000
268	Mirant Mid Atlantic Trust, Series B, Global Pass Thru Certificates	(BB-, Ba1)	06/30/17	9.125	288,420
200	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12@ $103.69)	(BB-, B1)	01/15/17	7.375	210,000
550	NRG Energy, Inc., Company Guaranteed Notes (Callable 06/15/14@ $104.25)	(BB-, B1)	06/15/19	8.500	572,000
700	NRG Energy, Inc., Global Company Guaranteed Notes (Callable 09/01/15@ 104.13)	(BB-, B1)	09/01/20	8.250	717,500
2,200	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11@ $105.13) §	(D, Caa3)	11/01/15	10.250	1,342,000
1,275	Texas Competitive Electric Holdings Co., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11@ $105.13) §	(D, Caa3)	11/01/15	10.250	771,375
					7,493,420
Electric - Integrated (1.4%)
200	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	04/15/16	9.750	228,000
1,000	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	1,065,000
1,300	The AES Corp., Rule 144A, Senior Notes ‡§	(BB-, B1)	07/01/21	7.375	1,321,125
					2,614,125
Electronics (1.4%)
750	CPI International Acquisition, Inc., Rule 144A, Senior Notes (Callable 02/15/15@ $104.00) ‡	(CCC+, B3)	02/15/18	8.000	712,500
850	Freescale Semiconductor, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/14@ $105.06) ‡§	(B, B1)	03/15/18	10.125	947,750
1,000	MEMC Electronic Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/14@ $105.81) ‡	(BB, B1)	04/01/19	7.750	992,500
					2,652,750

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Energy - Exploration & Production (7.4%)
$475	Comstock Resources, Inc., Company Guaranteed Notes (Callable 04/01/15@ $103.88)	(B, B2)	04/01/19	7.750	$479,156
1,475	Comstock Resources, Inc., Company Guaranteed Notes (Callable 10/15/13@ $104.19) §	(B, B2)	10/15/17	8.375	1,556,125
475	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13@ $104.88)	(BB-, B1)	03/01/16	9.750	533,188
1,300	Energy Partners, Ltd., Rule 144A, Senior Notes (Callable 02/15/15@ $104.13) ‡	(B-, Caa1)	02/15/18	8.250	1,235,000
625	Energy XXI Gulf Coast, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/14@ $104.63) ‡§	(B, Caa1)	12/15/17	9.250	667,187
625	EXCO Resources, Inc., Company Guaranteed Notes (Callable 09/15/14@ $103.75)	(B, B3)	09/15/18	7.500	610,937
725	Linn Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/15@ $103.88) ‡	(B, B2)	02/01/21	7.750	757,625
1,750	McMoRan Exploration Co., Company Guaranteed Notes (Callable 11/15/11@ $105.94)	(B, Caa1)	11/15/14	11.875	1,898,750
550	Oasis Petroleum, Inc., Rule 144A, Senior Notes (Callable 02/01/15@ $103.63) ‡	(B-, Caa1)	02/01/19	7.250	547,250
425	Penn Virginia Corp., Senior Notes (Callable 06/15/13@ $105.19)	(BB-, B2)	06/15/16	10.375	472,813
900	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 08/15/14@ $103.63)	(B+, B3)	08/15/18	7.250	928,125
1,250	Pioneer Natural Resources Co., Senior Unsecured Notes §	(BB+, Ba1)	01/15/20	7.500	1,414,759
700	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14@ $104.31)	(B, Caa1)	02/01/17	8.625	724,500
675	Stone Energy Corp., Global Senior Subordinated Notes (Callable 12/15/11@ $101.13) §	(CCC+, Caa2)	12/15/14	6.750	675,000
525	Swift Energy Co., Company Guaranteed Notes (Callable 06/01/12@ $103.56)	(BB-, B3)	06/01/17	7.125	534,187
650	W&T Offshore, Inc., Rule 144A, Senior Notes (Callable 06/15/15@ 104.25) ‡	(B, Caa1)	06/15/19	8.500	659,750
225	Whiting Petroleum Corp., Global Company Guaranteed Notes §	(BB, Ba3)	02/01/14	7.000	243,000
					13,937,352
Environmental (1.4%)
900	Casella Waste Systems, Inc., Global Senior Secured Notes (Callable 07/15/12@ $105.50)	(BB-, B2)	07/15/14	11.000	1,005,750
675	Darling International, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/14@ $104.25) ‡	(BB, B2)	12/15/18	8.500	732,375
450	EnergySolutions LLC, Global Company Guaranteed Notes (Callable 08/15/14@ 105.38)	(BB-, B3)	08/15/18	10.750	477,000
500	WCA Waste Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/14@ 105.63) ‡	(B-, B3)	06/15/19	7.500	501,875
					2,717,000
Food & Drug Retailers (0.6%)
650	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/12@ $104.69)	(CCC, Caa3)	12/15/15	9.375	609,375
425	Rite Aid Corp., Global Senior Secured Notes (Callable 06/12/13@ $104.88)	(B+, B3)	06/12/16	9.750	471,219
					1,080,594
Food - Wholesale (1.8%)
1,850	Del Monte Foods Co., Rule 144A, Company Guaranteed Notes (Callable 02/15/14@ $103.81) ‡§	(B-, B3)	02/15/19	7.625	1,877,750
1,325	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 05/15/13@ $105.63) ‡	(B+, B3)	05/15/15	11.250	1,450,875
					3,328,625
Forestry & Paper (1.4%)
388	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/11@ $101.19)	(B+, Caa1)	10/15/14	7.125	385,090
500	Smurfit Kappa Acquisitions, Rule 144A, Senior Secured Notes (Callable 11/15/13@ $103.63) ‡	(BB, Ba2)	11/15/17	7.250	744,860
725	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/12@ $101.29)	(B, B2)	04/01/15	7.750	735,875
1,000	Stone & Webster, Inc.	(NR, NR)	07/01/12	8.375	30,000
200	Verso Paper, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/15@ $104.38) ‡§	(B, B2)	02/01/19	8.750	179,000
675	Verso Paper, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11@ $105.69) §	(CCC+, Caa1)	08/01/16	11.375	629,437
					2,704,262
Gaming (6.0%)
775	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/11@ $102.34) Ø‡	(NR, NR)	12/15/14	9.375	310,000
1,550	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/11@ $100.00) ‡	(CCC+, Caa3)	08/01/13	8.000	1,530,625
605	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11@ $103.63) ‡	(B, B3)	11/15/19	7.250	462,825
950	Chukchansi Economic Development Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/11@ $100.00) ‡	(B, B3)	11/15/13	8.000	779,000
375	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/12@ $105.13) Ø‡	(NR, NR)	06/15/15	11.000	187
1,250	Great Canadian Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/12@ $101.81) ‡	(BB, B2)	02/15/15	7.250	1,284,375
1,300	Greektown Superholdings, Inc., Series B, Global Senior Secured Notes (Callable 01/01/13@ $106.50)	(NR, NR)	07/01/15	13.000	1,465,750

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Gaming
$320	Inn of the Mountain Gods Resort & Casino, Rule 144A, Senior Secured Notes ‡	(NR, NR)	11/30/20	1.250	$196,800
130	Inn of the Mountain Gods Resort & Casino, Rule 144A, Senior Secured Notes (Callable 10/01/11@ $103.00) ‡	(NR, NR)	11/30/20	8.750	128,050
1,250	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/12@ $100.00)	(B-, Caa1)	06/15/14	9.750	1,275,000
625	Majestic Star Casino Capital Corp., Senior Secured Notes Ø	(D, NR)	10/15/10	9.500	331,250
1,100	MTR Gaming Group, Inc., Global Secured Notes (Callable 07/15/11@ $106.31)	(B, B2)	07/15/14	12.625	1,142,625
850	Peninsula Gaming LLC, Global Company Guaranteed Notes (Callable 08/15/13@ $105.38)	(B, Caa1)	08/15/17	10.750	932,875
275	Peninsula Gaming LLC, Global Senior Secured Notes (Callable 08/15/12@ $104.19) §	(BB, Ba3)	08/15/15	8.375	290,125
435	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/11@ $102.41) Ø^	(NR, NR)	12/15/14	9.625	44
1,225	Tunica-Biloxi Gaming Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/11@ $103.00) ‡	(B+, B2)	11/15/15	9.000	1,258,687
					11,388,218
Gas Distribution (2.3%)
2,250	Energy Transfer Equity LP, Company Guaranteed Notes	(BB-, Ba2)	10/15/20	7.500	2,396,250
1,300	Genesis Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/14@ $103.94) ‡	(B+, B3)	12/15/18	7.875	1,296,750
650	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12@ $104.13)	(BB, B1)	07/01/16	8.250	689,000
					4,382,000
Health Facilities (1.9%)
455	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/11@ $104.94)	(B, Caa1)	11/01/15	9.875	484,575
400	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/12@ $102.33)	(BB+, Ba2)	01/15/16	7.000	413,500
300	Omega Healthcare Investors, Inc., Rule 144A, Senior Notes (Callable 10/15/15@ $103.38) ‡	(BB+, Ba2)	10/15/22	6.750	297,375
500	Radiation Therapy Services, Inc., Global Company Guaranteed Notes (Callable 04/15/14@ $104.94) §	(CCC+, B3)	04/15/17	9.875	501,875
975	Symbion, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/14@ 104.00) ‡	(B, B2)	06/15/16	8.000	957,938
175	Universal Hospital Services, Inc., Global Secured Notes (Callable 06/01/12@ $102.13)	(B+, B3)	06/01/15	8.500	181,125
687	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11@ $105.13) §	(B-, Caa1)	07/15/15	10.250	720,891
					3,557,279
Health Services (2.1%)
400	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14@ $105.00) ‡	(CCC+, Caa2)	08/15/18	10.000	393,000
450	PharmaNet Development Group, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/14@105.44) ‡	(B+, B3)	04/15/17	10.875	564,750
550	Service Corp. International, Senior Unsecured Notes	(BB-, Ba3)	11/15/21	8.000	598,125
1,250	STHI Holding Corp., Rule 144A, Secured Notes (Callable 03/15/14@ $106.00) ‡	(B, B2)	03/15/18	8.000	1,275,000
1,125	Warner Chilcott Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 09/15/14@ $103.88) ‡	(BB, B3)	09/15/18	7.750	1,140,469
					3,971,344
Leisure (1.4%)
350	Magnum Management Corp., Global Company Guaranteed Notes (Callable 08/01/14@ 104.56)	(B-, B2)	08/01/18	9.125	375,375
1,000	Palace Entertainment Holdings Corp., Rule 144A, Senior Secured Notes (Callable 04/15/14@ $104.44) ‡	(B-, B2)	04/15/17	8.875	1,007,500
350	Seven Seas Cruises S de RL LLC, Rule 144A, Secured Notes (Callable 05/15/15@ $104.56) ‡§	(B-, B3)	05/15/19	9.125	362,250
775	UCDP Finance, Inc., Global Company Guaranteed Notes (Callable 11/15/12@ $104.44)	(B, Baa2)	11/15/15	8.875	866,062
					2,611,187
Machinery (0.7%)
500	CPM Holdings, Inc., Global Senior Secured Notes (Callable 09/01/12@ 105.31)	(B+, B2)	09/01/14	10.875	545,000
600	Dematic SA, Rule 144A, Senior Secured Notes (Callable 05/01/13@ 104.38) ‡	(B, B3)	05/01/16	8.750	598,500
250	Terex Corp., Senior Subordinated Notes (Callable 11/15/12@ $104.00) §	(B, B3)	11/15/17	8.000	257,500
					1,401,000
Media - Broadcast (1.1%)
515	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/11@ $102.63)	(CCC+, Caa2)	08/15/14	10.500	502,125
46	CMP Susquehanna Corp., Global Company Guaranteed Notes ^	(NR, NR)	05/15/14	3.272	43,700
421	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/11@ $101.44) §	(B-, B2)	09/15/14	8.625	428,368
950	Mission Broadcasting, Inc., Global Senior Secured Notes (Callable 04/15/14@ $104.44)	(B, B3)	04/15/17	8.875	1,004,625
					1,978,818

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Media - Cable (5.1%)
$1,165	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/12@ $100.00)	(B-, B3)	01/15/14	9.375	$1,189,756
150	Cablevision Systems Corp., Senior Unsecured Notes §	(B+, B1)	04/15/18	7.750	160,688
600	Cablevision Systems Corp., Senior Unsecured Notes §	(B+, B1)	04/15/20	8.000	646,500
694	CCH II Capital Corp., Global Senior Notes (Callable 11/30/12@ $106.75)	(B, B2)	11/30/16	13.500	820,852
1,450	CCO Holdings Capital Corp., Global Company Guaranteed Notes (Callable 04/30/15@ $104.06) §	(BB-, B1)	04/30/20	8.125	1,573,250
900	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/12@ $106.47) ‡	(B-, B3)	11/15/17	8.625	940,500
1,050	CSC Holdings LLC, Global Senior Unsecured Notes §	(BB, Ba3)	02/15/19	8.625	1,189,125
600	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	05/31/15	7.750	652,500
1,150	Insight Communications Co., Inc., Rule 144A, Senior Notes (Callable 07/15/13@ $107.03) ‡§	(B-, B3)	07/15/18	9.375	1,267,875
350	Kabel Baden-Wurttemberg GmbH & Co. KG, Rule 144A, Senior Secured Notes (Callable 03/15/15@ $103.75) ‡	(B+, B1)	03/15/19	7.500	358,750
200	Unitymedia NRW GmbH, Rule 144A, Senior Secured Notes (Callable 12/01/12@ $108.22) ‡	(BB-, B1)	12/01/17	8.125	305,193
500	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 10/15/14@ $104.19)	(BB-, Ba2)	10/15/19	8.375	560,000
					9,664,989
Media - Diversified (1.4%)
1,800	Block Communications, Inc., Rule 144A, Senior Notes (Callable 12/15/11@ $102.75) ‡	(B, B1)	12/15/15	8.250	1,842,750
775	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/12@ $102.58)	(B+, B1)	03/15/16	7.750	805,031
					2,647,781
Media - Services (1.5%)
200	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/12@ $106.94) §	(B, B2)	12/15/17	9.250	218,500
675	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 12/15/12@ $106.94)	(B, B2)	12/15/17	9.250	739,125
293	Nielsen Finance Co., Global Company Guaranteed Notes (Callable 05/01/13@ $105.75)	(B+, B2)	05/01/16	11.500	344,275
400	SGS International, Inc., Global Company Guaranteed Notes (Callable 12/15/11@ $100.00)	(B, B2)	12/15/13	12.000	412,000
875	WMG Acquisition Corp., Global Company Guaranteed Notes (Callable 04/15/12@ $101.23)	(B-, B1)	04/15/14	7.375	890,312
250	WMG Acquisition Corp., Global Senior Secured Notes (Callable 06/15/13@ $104.75)	(BB-, Ba2)	06/15/16	9.500	265,000
					2,869,212
Metals & Mining - Excluding Steel (1.5%)
500	Arch Coal, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/16@ 103.63) ‡	(B+, B1)	06/15/21	7.250	503,125
400	Boart Longyear Management Pty, Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16@ $103.50) ‡	(BB-, Ba2)	04/01/21	7.000	411,000
1,213	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes #	(B, B2)	05/15/15	4.417	1,155,702
175	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/11@ $102.25) Ø	(D, NR)	12/15/14	9.000	2
675	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/11@ $105.00) Ø	(D, NR)	12/15/16	10.000	7
800	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15@ 104.63) ‡	(B-, Caa1)	05/15/19	9.250	812,000
					2,881,836
Oil Field Equipment & Services (3.0%)
400	Edgen Murray Corp., Global Senior Secured Notes (Callable 01/15/13@ $106.13) §	(B-, Caa3)	01/15/15	12.250	405,000
675	Frac Tech Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14@ $103.56) ‡	(BB, B2)	11/15/18	7.125	686,813
725	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12@ $104.75) ‡	(CCC+, B3)	01/15/16	9.500	750,375
250	Hornbeck Offshore Services, Inc., Global Company Guaranteed Notes (Callable 09/01/13@ $104.00) §	(B+, Ba3)	09/01/17	8.000	253,125
350	Hornbeck Offshore Services, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/11@ $101.02) §	(B+, Ba3)	12/01/14	6.125	348,250
775	Offshore Group Investments, Ltd., Global Senior Secured Notes (Callable 02/01/13@ $108.63)	(B-, B3)	08/01/15	11.500	846,687
400	Parker Drilling Co., Global Company Guaranteed Notes (Callable 04/01/14@ $104.56)	(B+, B1)	04/01/18	9.125	424,000
825	Pioneer Drilling Co., Global Company Guaranteed Notes (Callable 03/15/14@ $104.94)	(B, B3)	03/15/18	9.875	886,875
1,000	Trinidad Drilling, Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/15@ $103.94) ‡	(BB-, B2)	01/15/19	7.875	1,040,000
					5,641,125

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Oil Refining & Marketing (2.2%)
$158	Coffeyville Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/12@ $106.75) ‡	(BB, Ba3)	04/01/15	9.000	$172,220
1,325	Coffeyville Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/13@ $108.16) ‡	(BB-, B3)	04/01/17	10.875	1,510,500
825	Northern Tier Finance Corp., Rule 144A, Senior Secured Notes (Callable 12/01/13@ $107.88) ‡	(BB-, B1)	12/01/17	10.500	913,687
475	Tesoro Corp., Company Guaranteed Notes (Callable 06/01/14@ $104.88)	(BB+, Ba1)	06/01/19	9.750	533,188
875	Western Refining, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/11@ $105.00) #‡	(B, B3)	06/15/14	10.750	940,625
					4,070,220
Packaging (2.9%)
300	Ardagh Packaging Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/15@ $104.63) ‡	(B-, B3)	10/15/20	9.250	445,285
1,125	Ardagh Packaging Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/14@ $103.69) ‡	(BB-, Ba3)	10/15/17	7.375	1,645,352
375	Berry Plastics Corp., Global Senior Secured Notes (Callable 11/15/12@ $104.13) §	(B, B1)	11/15/15	8.250	397,500
225	BWAY Holding Co., Global Company Guaranteed Notes (Callable 06/15/14@ 105.00) §	(CCC+, B3)	06/15/18	10.000	246,656
750	GPC Capital Corp. I, Global Company Guaranteed Notes (Callable 01/01/14@ $104.13)	(B-, Caa1)	01/01/17	8.250	840,000
500	Pregis Corp., Global Secured Notes #	(B, B2)	04/15/13	6.327	699,552
375	Reynolds Group Issuer LLC, Rule 144A, Senior Notes (Callable 10/15/14@ $104.50) ‡	(B-, Caa1)	04/15/19	9.000	372,188
500	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/12@ $103.88) ‡	(BB, Ba3)	10/15/16	8.500	523,750
300	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/14@ $103.56) ‡	(BB, Ba3)	04/15/19	7.125	299,250
					5,469,533
Pharmaceuticals (0.1%)
213	QHP Royalty Sub LLC, Rule 144A, Senior Secured Notes ‡	(NR, NR)	03/15/15	10.250	217,354
Printing & Publishing (0.8%)
500	Cenveo Corp., Global Senior Subordinated Notes (Callable 12/01/11@ $100.00) §	(CCC+, Caa2)	12/01/13	7.875	482,500
1,075	The Reader's Digest Association, Inc., Global Senior Secured Notes (Callable 02/15/13@ $104.00) #§	(B, B1)	02/15/17	9.500	1,115,313
					1,597,813
Real Estate Development & Management (0.5%)
1,025	Icahn Enterprises LP, Rule 144A, Senior Unsecured Notes #‡	(NR, NR)	08/15/13	4.000	985,333
Real Estate Investment Trusts (1.3%)
950	CNL Income Properties, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/15@ $103.63) ‡	(BB-, Ba3)	04/15/19	7.250	864,500
250	MPT Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/16@ 103.44) ‡	(BB, Ba2)	05/01/21	6.875	246,875
1,425	Sabra Capital Corp., Global Company Guaranteed Notes (Callable 11/01/14@ $104.06)	(B, B2)	11/01/18	8.125	1,432,125
					2,543,500
Restaurants (1.9%)
800	CKE Restaurants, Inc., Global Senior Secured Notes (Callable 07/15/14@ $105.69) §	(B-, B2)	07/15/18	11.375	878,000
1,000	HOA Finance Corp., Rule 144A, Senior Secured Notes (Callable 04/01/14@ $105.63) ‡	(B, B3)	04/01/17	11.250	1,010,000
1,000	Real Mex Restaurants, Inc., Global Senior Secured Notes (Callable 07/01/11@ $102.00) §	(CCC, Caa1)	01/01/13	14.000	975,000
750	Sizzling Platter LLC, Rule 144A, Senior Secured Notes (Callable 04/15/14@ 106.13) ‡	(B-, Caa1)	04/15/16	12.250	770,625
					3,633,625
Software/Services (2.4%)
950	Eagle Parent, Inc., Rule 144A, Senior Notes (Callable 05/01/15@ 104.31) ‡	(NR, Caa1)	05/01/19	8.625	920,312
550	First Data Corp., Rule 144A, Senior Secured Notes (Callable 06/15/15@ $103.69) ‡§	(B+, B1)	06/15/19	7.375	556,875
400	SSI Co-Issuer LLC, Global Company Guaranteed Notes (Callable 06/01/14@ $105.56)	(B-, Caa1)	06/01/18	11.125	444,000
875	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/11@ $103.42) §	(B-, Caa1)	08/15/15	10.250	907,813
300	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 11/15/13@ 105.53)	(B, Caa1)	11/15/18	7.375	301,500
1,325	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/12@ $102.41)	(B-, Caa1)	02/15/15	9.625	1,344,875
					4,475,375
Specialty Retail (1.1%)
800	Brown Shoe Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/14@ 105.34) ‡§	(B+, B3)	05/15/19	7.125	768,000
750	Ontex IV SA, Rule 144A, Senior Secured Notes (Callable 04/15/14@ $ 103.25) ‡	(B+, Ba3)	04/15/18	7.500	1,057,484
225	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 12/15/11@ $103.88)	(B-, Caa1)	12/15/16	7.750	230,625
					2,056,109

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Steel Producers/Products (0.8%)
$400	JMC Steel Group, Rule 144A, Senior Notes (Callable 03/15/14@ $ 106.19) ‡	(B, B3)	03/15/18	8.250	$408,000
550	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11@ $106.00)	(CCC+, Caa1)	11/01/15	12.000	587,125
475	Tube City IMS Corp., Global Company Guaranteed Notes (Callable 02/01/12@ $102.44)	(B-, Caa1)	02/01/15	9.750	492,813
					1,487,938
Support-Services (3.1%)
750	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/11@ $104.50) ‡	(B+, B2)	08/15/16	9.000	785,625
500	Audatex North America, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/14@ 103.38) ‡	(NR, Ba2)	06/15/18	6.750	505,000
750	Brickman Group Holdings, Inc., Rule 144A, Senior Notes (Callable 11/01/13@ $106.84) ‡	(CCC+, B3)	11/01/18	9.125	759,375
1,100	CoreLogic, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/16@ 103.63) ‡	(B+, Ba3)	06/01/21	7.250	1,078,000
775	Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14@ $104.88) ‡	(B, B2)	03/15/17	9.750	823,437
800	Maxim Crane Works LP, Rule 144A, Senior Secured Notes (Callable 04/15/12@ $109.19) ‡	(B, Caa1)	04/15/15	12.250	804,000
450	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 10/15/13@ $103.88) §	(B+, B1)	10/15/17	7.750	479,250
325	The Geo Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/16@ $103.31) ‡	(B+, B1)	02/15/21	6.625	324,188
275	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 06/15/13@ $105.44)	(B, B2)	06/15/16	10.875	309,031
					5,867,906
Telecom - Integrated/Services (0.3%)
350	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes Ø#‡	(NR, NR)	01/15/15	6.034	0
600	Intelsat Jackson Holdings SA, Rule 144A, Company Guaranteed Notes (Callable 04/01/15@ $103.63) ‡	(B, B3)	04/01/19	7.250	597,000
					597,000
Telecom - Wireless (0.7%)
200	Cricket Communications, Inc., Global Senior Secured Notes (Callable 05/15/12@ $105.81)	(B+, Ba2)	05/15/16	7.750	213,000
200	GeoEye, Inc., Senior Secured Notes (Callable 10/01/13@ $104.31)	(B-, B3)	10/01/16	8.625	211,500
600	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13@ $105.88) ‡	(BB-, B2)	07/15/17	11.750	857,790
					1,282,290
Telecommunications Equipment (1.6%)
700	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/15@ $103.50) ‡	(B, B1)	04/01/19	7.000	680,750
950	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/14@ $104.75) ‡	(BB-, B1)	12/01/16	9.500	1,021,250
600	CommScope, Inc., Rule 144A, Senior Notes (Callable 01/15/15@ $104.13) ‡	(B, B3)	01/15/19	8.250	621,000
750	Intelsat Jackson Holdings SA, Rule 144A, Company Guaranteed Notes (Callable 04/01/16@ $103.75) ‡	(B, B3)	04/01/21	7.500	747,187
					3,070,187
Textiles & Apparel (0.0%)
150	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes Ø‡	(NR, NR)	11/15/12	9.875	10,874
Theaters & Entertainment (1.3%)
150	AMC Entertainment Holdings, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/01/15@ $104.88) ‡	(CCC+, Caa1)	12/01/20	9.750	154,125
1,075	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 03/01/12@ $100.00) §	(CCC+, Caa1)	03/01/14	8.000	1,083,063
675	AMC Entertainment, Inc., Global Senior Unsecured Notes (Callable 06/01/14@ $104.38) §	(B-, B1)	06/01/19	8.750	715,500
475	Regal Entertainment Group, Company Guaranteed Notes (Callable 08/15/14@ $104.56) §	(B-, B3)	08/15/18	9.125	494,000
					2,446,688
Tobacco (0.6%)
1,150	Vector Group, Ltd., Global Senior Secured Notes (Callable 08/15/11@ $105.50)	(B+, B1)	08/15/15	11.000	1,210,375
Transportation - Excluding Air/Rail (1.2%)
400	Navios Maritime Finance II US, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/15@ $104.06) ‡	(B+, B3)	02/15/19	8.125	386,000
1,375	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/11@ $100.00)	(B+, B1)	12/15/13	8.500	1,383,594
450	Teekay Corp., Global Senior Unsecured Notes	(BB, B2)	01/15/20	8.500	466,875
					2,236,469
TOTAL CORPORATE BONDS (Cost $164,872,669)					169,171,883

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (6.1%)
Aerospace & Defense (0.4%)
$500	London Acquisition Holding B.V. ^#	(NR, NR)	05/12/14	12.190	$717,675
Building Materials (0.3%)
500	Goodman Global Holdings, Inc. #	(NR, NR)	10/30/17	9.000	511,750
Consumer Products (0.3%)
500	Targus Information Corp. #	(NR, NR)	12/29/16	8.750	505,000
Food - Wholesale (0.5%)
1,000	Great Atlantic & Pacific Tea Co. #	(NR, NR)	06/14/12	8.750	1,008,440
Health Services (0.6%)
278	Nycomed Holdings 3 ApS #	(NR, NR)	12/29/13	3.190	274,672
1,000	Onex Carestream Finance LP #	(NR, NR)	02/25/17	5.000	932,500
					1,207,172
lnvestments & Misc. Financial Services (0.7%)
1,250	BNY Convergex Group LLC #	(NR, NR)	12/18/17	8.750	1,250,000
Media - Diversified (0.5%)
536	Flint Group Holdings Sarl #	(NR, NR)	12/31/14	4.000	528,376
430	Flint Group Holdings Sarl #	(NR, NR)	06/30/16	4.700	420,506
					948,882
Metals & Mining - Excluding Steel (0.8%)
1,492	Global Brass & Copper, Inc. #	(NR, NR)	08/18/15	10.250	1,536,907
Oil Field Equipment & Services (0.2%)
640	Amtrol, Inc. #	(NR, NR)	12/05/14	4.840	473,451
Packaging (0.3%)
527	Hilex Poly Co. LLC #	(NR, NR)	11/19/15	11.250	521,235
Software/Services (0.5%)
1,000	SafeNet, Inc. #	(NR, NR)	04/12/15	6.190	989,380
Telecom - Integrated/Services (0.5%)
1,000	Mobsat Group Holding Sarl #	(NR, NR)	09/05/17	5.440	1,000,000
Telecommunications Equipment (0.5%)
302	Avaya, Inc. #	(NR, NR)	10/24/14	3.010	289,891
606	Avaya, Inc. #	(NR, NR)	10/26/17	4.760	583,489
					873,380
TOTAL BANK LOANS (Cost $11,300,106)					11,543,272

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2011 (unaudited)

Number of Shares		Value
COMMON STOCKS (0.4%)
Auto Parts & Equipment (0.0%)
1,219	Safelite Realty Corp. *^	$0
Building Materials (0.0%)
372	Dayton Superior Corp. *^	0
328	Nortek, Inc. *	11,805
		11,805
Chemicals (0.0%)
4,893	Huntsman Corp.	92,233
Forestry & Paper (0.1%)
7,114	AbitibiBowater, Inc. *§	144,414
Gaming (0.0%)
1,500	Progressive Gaming International Corp. *	3
Leisure (0.3%)
12,670	Six Flags Entertainment Corp. *§	474,491
Printing & Publishing (0.0%)
10,652	Cenveo, Inc. *	68,173
888	SuperMedia, Inc. *§	3,330
		71,503
TOTAL COMMON STOCKS (Cost $1,661,032)		794,449
PREFERRED STOCKS (0.2%)
Banks (0.1%)
299	Ally Financial, Inc., Rule 144A (Callable 12/31/11@ $1,000) ‡§	281,023
Building Materials (0.0%)
413	Dayton Superior Corp. *^	0
Media - Broadcast (0.1%)
10,727	CMP Susquehanna Radio Holdings Corp., Rule 144A, Series A *^‡	119,981
TOTAL PREFERRED STOCKS (Cost $215,518)		401,004
WARRANTS (0.1%)
Building Materials (0.0%)
864	Nortek, Inc., strike price $1.00, expires 12/07/14 *§	3,456
Media - Broadcast (0.1%)
12,259	CNB Capital Trust I, Rule 144A, strike price $0.00, expires 03/23/19 *^‡	83,484
Printing & Publishing (0.0%)
3,871	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14 *	7,742
TOTAL WARRANTS (Cost $864)		94,682

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2011 (unaudited)

Number of Shares				Value
SHORT-TERM INVESTMENTS (17.9%)
28,073,343	State Street Navigator Prime Portfolio, 0.2299%§§			$28,073,343
Par (000)		Maturity	Rate%
$5,744	State Street Bank and Trust Co. Euro Time Deposit	07/01/11	0.010	5,744,000
TOTAL SHORT-TERM INVESTMENTS (Cost $33,817,343)				33,817,343
TOTAL INVESTMENTS AT VALUE (114.2%) (Cost $211,867,532)				215,822,633
LIABILITIES IN EXCESS OF OTHER ASSETS (-14.2%)				(26,848,109)
NET ASSETS (100.0%)				$188,974,524

INVESTMENT ABBREVIATION

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities amounted to a value of $87,266,151 or 46.2% of net assets.

+  Step Bond - The interest rate is as of June 30, 2011 and will reset at a future date.

Ø  Bond is currently in default.

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

#  Variable rate obligations - The interest rate is the rate as of June 30, 2011.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized seven-day yield at June 30, 2011.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Assets and Liabilities

June 30, 2011 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $28,073,343 (Cost $211,867,532) (Note 2)	$215,822,633 [1]
Cash	764
Foreign currency at value (cost $8,820)	9,180
Dividend and interest receivable	3,607,154
Receivable for investments sold	483,604
Prepaid expenses and other assets	11,162
Total Assets	219,934,497
Liabilities
Advisory fee payable (Note 3)	233,215
Administrative services fee payable (Note 3)	32,579
Payable upon return of securities loaned (Note 2)	28,073,343
Payable for investments purchased	2,504,464
Directors' fee payable	39,620
Unrealized depreciation on forward currency contracts (Note 2)	23,272
Other accrued expenses payable	53,480
Total Liabilities	30,959,973
Net Assets
Applicable to 49,990,614 shares outstanding	$188,974,524
Net Assets
Capital stock, $.001 par value (Note 6)	$49,991
Paid-in capital (Note 6)	253,690,363
Accumulated net investment loss	(1,189,747)
Accumulated net realized loss on investments and foreign currency transactions	(67,509,824)
Net unrealized appreciation from investments and foreign currency translations	3,933,741
Net Assets	$188,974,524
Net Asset Value Per Share ($188,974,524 / 49,990,614)	$3.78
Market Price Per Share	$3.85

1  Including $27,597,965 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Operations

For the Six Months Ended June 30, 2011 (unaudited)

Investment Income (Note 2)
Interest	$8,027,151
Dividends	11,616
Securities lending	61,734
Total investment income	8,100,501
Expenses
Investment advisory fees (Note 3)	455,382
Administrative services fees (Note 3)	62,649
Directors' fees	50,757
Printing fees (Note 3)	37,555
Audit and tax fees	24,624
Transfer agent fees	23,672
Legal fees	16,251
Custodian fees	10,598
Insurance expense	6,509
Commitment fees (Note 4)	424
Miscellaneous expense	3,689
Total expenses	692,110
Net investment income	7,408,391
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	3,341,158
Net realized loss from foreign currency transactions	(400,903)
Net change in unrealized appreciation (depreciation) from investments	459,786
Net change in unrealized appreciation (depreciation) from foreign currency translations	(179,637)
Net realized and unrealized gain from investments and foreign currency related items	3,220,404
Net increase in net assets resulting from operations	$10,628,795

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010
From Operations
Net investment income	$7,408,391	$15,776,431
Net realized gain from investments and foreign currency transactions	2,940,255	1,993,009
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	280,149	6,865,180
Net increase in net assets resulting from operations	10,628,795	24,634,620
From Dividends
Dividends from net investment income	(6,622,843)	(17,463,231)
From Capital Share Transactions (Note 6)
Issuance of 0 shares and 13,679 shares through the directors compensation plan (Note 3)	—	50,048
Reinvestment of dividends	26,063	66,744
Net increase in net assets from capital share transactions	26,063	116,792
Net increase in net assets	4,032,015	7,288,181
Net Assets
Beginning of period	184,942,509	177,654,328
End of period	$188,974,524	$184,942,509
Accumulated net investment loss	$(1,189,747)	$(1,975,295)

See Accompanying Notes to Financial Statements.

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Credit Suisse Asset Management Income Fund, Inc.

Financial Highlights

For the Six Months Ended 6/30/11
Per share operating performance	(unaudited)
Net asset value, beginning of period	$3.70
INVESTMENT OPERATIONS
Net investment income	0.15
Net gain (loss) on investments, swap contracts, futures contracts and foreign currency related items (both realized and unrealized)	0.06
Total from investment activities	0.21
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.13)
Distributions from return of capital	—
Total dividends and distributions	(0.13)
Net asset value, end of period	$3.78
Per share market value, end of period	$3.85
TOTAL INVESTMENT RETURN[3]
Net asset value	5.87%
Market value	12.07%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$188,975
Ratio of expenses to average net assets	0.73%
Ratio of net investment income to average net assets	7.86%
Portfolio turnover rate	39.0%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  Total investment return at net asset value is based on changes in the net asset value of fund shares and assumes reinvestment of dividends and distributions, if any. Total investment return at market value is based on changes in the market price at which the fund's shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the fund's dividend reinvestment program. Because the fund's shares trade in the stock market based on investor demand, the fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on share price and NAV. Total returns for periods less than one year are not annualized.

4  Due to the realignment of the Fund's portfolio in connection with the combination with Credit Suisse Strategic Global Income Fund, Inc., the cost of purchases of $30,040,944 and proceeds from sales of $37,801,151 have been excluded from the Portfolio Turnover calculations.

See Accompanying Notes to Financial Statements.

	For the Year Ended
Per share operating performance	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01
Net asset value, beginning of period	$3.56	$2.52	$4.06	$4.34	$4.24	$4.56	$4.41	$3.91	$4.74	$5.70
INVESTMENT OPERATIONS
Net investment income	0.32	0.31	0.35	0.36	0.36	0.36	0.35	0.37	0.42	0.61[1]
Net gain (loss) on investments, swap contracts, futures contracts and foreign currency related items (both realized and unrealized)	0.17	1.07	(1.46)	(0.31)	0.14	(0.28)	0.22	0.58	(0.55)	(0.85)
Total from investment activities	0.49	1.38	(1.11)	0.05	0.50	0.08	0.57	0.95	(0.13)	(0.24)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.35)	(0.30)	(0.43)	(0.33)	(0.40)	(0.40)	(0.40)	(0.43)	(0.62)	(0.72)
Distributions from return of capital	—	(0.04)	—	—	—	(0.00)[2]	(0.02)	(0.02)	(0.08)	—
Total dividends and distributions	(0.35)	(0.34)	(0.43)	(0.33)	(0.40)	(0.40)	(0.42)	(0.45)	(0.70)	(0.72)
Net asset value, end of period	$3.70	$3.56	$2.52	$4.06	$4.34	$4.24	$4.56	$4.41	$3.91	$4.74
Per share market value, end of period	$3.56	$3.36	$2.30	$3.58	$4.38	$3.67	$4.45	$4.50	$3.88	$4.98
TOTAL INVESTMENT RETURN[3]
Net asset value	14.71%	58.07%	(27.78)%	1.59%	12.73%	1.74%	13.55%	24.59%	(5.26)%	(6.04)%
Market value	16.94%	63.46%	(25.25)%	(11.32)%	31.44%	(9.76)%	8.60%	28.11%	(10.52)%	1.15%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$184,943	$177,654	$125,688	$202,914	$216,318	$211,536	$227,374	$219,864	$195,089	$236,652
Ratio of expenses to average net assets	0.76%	0.73%	0.73%	0.78%	0.74%	0.82%	0.78%	0.78%	0.79%	1.07%
Ratio of net investment income to average net assets	8.76%	10.14%	9.96%	8.75%	8.32%	8.20%	8.08%	8.83%	9.93%	11.66%
Portfolio turnover rate	86.0%	54.0%	32.1%	49.7%	58.0%	61.5%	57.8%	77.8%	61.1%	50.1%[4]

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements

June 30, 2011 (unaudited)

Note 1. Organization

Credit Suisse Asset Management Income Fund, Inc. (the "Fund") was incorporated on February 11, 1987 and is registered as a diversified, closed-end investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objective of the Fund is to seek current income through investment primarily in debt securities.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors and are generally categorized as Level 3. At June 30, 2011, the Fund held 0.51% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $1,828,881 and fair value of $964,884. The Fund's estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2011 (unaudited)

assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$169,128,139	$43,744	$169,171,883
Bank Loans	—	10,825,597	717,675	11,543,272
Common Stocks	794,449	—	—	794,449
Preferred Stocks	281,023	—	119,981	401,004
Warrants	3,456	7,742	83,484	94,682
Short-Term Investments	28,073,343	5,744,000	—	33,817,343
Other Financial Instruments*
Forward Foreign Currency Contract	—	(23,272)	—	(23,272)
	$29,152,271	$185,682,206	$964,884	$215,799,361

*  Other financial instruments include futures, forwards and swap contracts.

The following is a reconciliation of investments as of June 30, 2011 in which significant unobservable inputs (Level 3) were used in determining value:

Investments
Balance as of December 31, 2010	$887
Accrued discounts/premiums	944
Purchases	705,870
Sales	0
Realized Gain/(Loss)	7
Change in Unrealized Appreciation/(Depreciation)	222,721
Transfers Into Level 3	35,319
Transfers Out of Level 3	(864)
Balance as of June 30, 2011	$964,884
Net change in unrealized Appreciation/(Depreciation) from investments still held as of June 30, 2011	$203,442

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2011 (unaudited)

As of June 30, 2011, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to 0.51% of net assets.

The Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the six months ended June 30, 2011, there were no significant transfers in and out of Level 1 and Level 2.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows.

Fair Values of Derivative Instruments as of June 30, 2011

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	Net Assets –		Liabilities –
Forward Foreign	Unrealized		Unrealized
Currency Contracts	Appreciation	$0	Depreciation	$23,272	*

*  Includes cumulative appreciation/depreciation of forward foreign currency contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements.

Effect of Derivative Instruments on the Statement of Operations

Amount of Realized Gain (Loss) on Derivatives Recognized in Income Forward Foreign Currency Contracts	$(462,361)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income Forward Foreign Currency Contracts	$(170,041)

The notional amount of forward foreign currency contracts at period end are reflected in the Notes to Financial Statements. The notional amount of forward foreign currency contracts at each month end throughout the reporting period averaged approximately 3.6% of net assets of the Fund.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective yield method. Dividends are recorded on the ex-dividend date. The cost of

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2011 (unaudited)

investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The Fund's dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of beneficial interest of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

I) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging foreign currency risk. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2011 (unaudited)

financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2011, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
USD	7,876,394	EUR	5,450,000	07/14/11	Morgan Stanley	$(7,876,394)	$(7,899,666)	$(23,272)

Currency Abbreviations:

EUR — Euro Currency

USD — United States Dollar

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2011, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $81,597, of which $6,464 was rebated to borrowers (brokers). The Fund retained $61,734 in income from the cash collateral investment, and SSB, as lending agent, was paid $13,399. Securities lending income is accrued as earned.

K) OTHER — Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at a rate per annum, computed weekly and paid quarterly as follows: 0.50% of the lower of the weekly stock price (market value) of the Fund's outstanding shares or its average weekly net assets. For the six months ended June 30, 2011, investment advisory fees earned were $455,382.

SSB serves as accounting and administrative agent to the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2011 (unaudited)

annual minimum fee. For the six months ended June 30, 2011, administrative services fees earned by SSB (including out-of-pocket expenses) were $62,649.

The Independent Directors receive fifty percent (50%) of their annual retainer in the form of shares. Since 2008, the Independent Directors have been able to receive up to 100% of their annual retainer in shares of the Fund. Directors as a group own less than 1% of the Fund's outstanding shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the six months ended June 30, 2011, Merrill was paid $17,225 for its services by the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2011, and during the six months ended June 30, 2011, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2011, purchases and sales of investment securities (excluding short-term investments) were $72,698,819 and $76,245,763, respectively.

At June 30, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $211,867,532, $11,002,660, $(7,047,559) and $3,955,101, respectively.

Note 6. Fund Shares

The Fund has one class of shares of common stock, par value $.001 per share; one hundred million shares are authorized. Transactions in shares of common stock were as follows:

	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010
Shares issued through the directors compensation plan	—	13,679
Shares issued through reinvestment of dividends	6,895	18,508
Net increase	6,895	32,187

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Asset Management Income Fund, Inc.

Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

• Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

• Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

• We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

• We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

• In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Credit Suisse Asset Management Income Fund, Inc.

Notice of Privacy and Information Practices (unaudited) (continued)

Confidentiality and security

• To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 2, 2011.

Credit Suisse Asset Management Income Fund, Inc.

Results of Annual Meeting of Shareholders (unaudited)

On April 18, 2011, the Annual Meeting of Shareholders of the Credit Suisse Asset Management Income Fund, Inc. (the "Fund") was held and the following matter was voted upon:

(1) To re-elect two directors to the Board of Directors of the Fund:

Name of Director	For	Witheld
James Cattano	44,075,509	1,242,328
Steven Rappaport	44,059,621	1,258,215

In addition to the directors elected at the meeting, Enrique R. Arzac, Terry Fires Bovarnick and Lawrence J. Fox continue to serve as Directors of the Fund.

Credit Suisse Asset Management Income Fund, Inc.

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

• By calling 1-800-293-1232

• On the Fund's website, www.credit-suisse.com/us

• On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

Other Funds Managed by Credit Suisse Asset Management, LLC

CLOSED-END FUNDS

Fixed Income
Credit Suisse Asset Management Income Fund, Inc. (NYSE Amex: CIK)
Credit Suisse High Yield Bond Fund (NYSE Amex: DHY)

Literature Request — Call today for free descriptive information on the closed-end funds listed above at 1-800-293-1232 or visit our website at www.credit-suisse.com/us.

OPEN-END FUNDS

Credit Suisse Commodity Return Strategy Fund

Credit Suisse Floating Rate High Income Fund

Credit Suisse Large Cap Blend Fund

Credit Suisse Large Cap Blend II Fund

Fund shares are not deposits or other obligation of Credit Suisse Asset Management, LLC or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse Asset Management, LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-markets, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.

More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at 1-877-870-2874. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

Credit Suisse Asset Management Securities, Inc., Distributor.

Credit Suisse Asset Management Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan (unaudited)

Credit Suisse Asset Management Income Fund (the "Fund") offers a Dividend Reinvestment and Cash Purchase Plan (the "Plan") to its common stockholders. The Plan offers common stockholders a prompt and simple way to reinvest net investment income dividends and capital gains and other periodic distributions in shares of the Fund's common stock. Computershare Trust Company, N.A. ("Computershare") acts as Plan Agent for stockholders in administering the Plan.

Participation in the Plan is voluntary. In order to participate in the Plan, you must be a registered holder of at least one share of stock of the Fund. If you are a beneficial owner of the Fund having your shares registered in the name of a bank, broker or other nominee, you must first make arrangements with the organization in whose name your shares are registered to have the shares transferred into your own name. Registered shareholders can join the Plan via the Internet by going to www.computershare.com, authenticating your online account, agreeing to the Terms and Conditions of online "Account Access" and completing an online Plan Enrollment Form. Alternatively, you can complete the Plan Enrollment Form and return it to Computershare at the address below.

By participating in the Plan, your dividends and distributions will be promptly paid to you in additional shares of common stock of the Fund. The number of shares to be issued to you will be determined by dividing the total amount of the distribution payable to you by the greater of (i) the net asset value per share ("NAV") of the Fund's common stock on the payment date, or (ii) 95% of the market price per share of the Fund's common stock on the payment date. If the NAV of the Fund's common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, then Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution on your shares to purchase shares of Fund common stock in the open market.

You should be aware that all net investment income dividends and capital gain distributions are taxable to you as ordinary income and capital gain, respectively, whether received in cash or reinvested in additional shares of the Fund's common stock.

The Plan also permits participants to purchase shares of the Fund through Computershare. You may invest $100 or more monthly, with a maximum of $100,000 in any annual period. Computershare will purchase shares for you on the open market on the 25th of each month or the next trading day if the 25th is not a trading day.

There is no service fee payable by Plan participants for dividend reinvestment. For voluntary cash payments, Plan participants must pay a service fee of $5.00 per transaction. Plan participants will also be charged a pro rata share of the brokerage commissions for all open market purchases ($0.03 per share as of October 2006). Participants will also be charged a service fee of $5.00 for each sale and brokerage commissions of $0.03 per share (as of October 2006).

You may terminate your participation in the Plan at any time by notifying Computershare or requesting a sale of your shares held in the Plan. Your withdrawal will be effective immediately if your notice is received by Computershare prior to any dividend or distribution record date; otherwise, such termination will be effective only with respect to any subsequent dividend or distribution. Your dividend participation option will remain the same unless you withdraw all of your whole and fractional Plan shares, in which case your participation in the Plan will be terminated and you will receive subsequent dividends and capital gains distributions in cash instead of shares.

Credit Suisse Asset Management Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan (unaudited) (continued)

If you want further information about the Plan, including a brochure describing the Plan in greater detail, please contact Computershare as follows:

By Internet:  www.computershare.com

By phone:  (800) 730-6001 (U.S. and Canada)
  (781) 575-3100 (Outside U.S. and Canada)

Customer service associates are available from 9:00 a.m. to 5:00 p.m. Eastern time, Monday through Friday

By mail:  Credit Suisse Asset Management Income Fund, Inc.
  c/o Computershare
  P.O. Box 43078
  Providence, Rhode Island 02940-3078

All notices, correspondence, questions or other communications sent by mail should be sent by registered or certified mail, return receipt requested.

The Plan may be terminated by the Fund or Computershare upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Credit Suisse Asset Management Income Fund, Inc. may from time to time purchase shares of its capital stock in the open market.

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This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

CIK-SAR-0611

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated March 14, 2011.

Item 11. Controls and Procedures.

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                    Not applicable.

(a)(2)                    The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                    Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 2, 2011

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 2, 2011